EQUITY (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011
Options - Outstanding	441,385	125,385	641,385	641,385
Options - Granted	250,000	316,000
Options - Exercised	0	0
Options - Forfeitures	(50,000)	0
Options - Outstanding	641,385	441,385	641,385	641,385
Weighted Average Exercise Price - Outstanding	$ 4.8	$ 1,160
Weighted Average Exercise Price - Granted	$ 5	$ 2
Weighted Average Exercise Price - Exercised	$ 0	$ 0
Weighted Average Exercise Price - Forfeitures	$ (5)	$ 0
Weighted Average Exercise Price - Outstanding	$ 4.82	$ 4.8